Company Business (Tables)	12 Months Ended
Dec. 31, 2024
Company Business [Abstract]
Summary of Significant Investments in Subsidiaries
The following is a description of the Company’s businesses, along with its interest ownership in each reportable segment:

	% Ownership
Business	2024	2023	Activities
Coca-Cola FEMSA, S.A.B. de C.V. and subsidiaries (“Coca-Cola FEMSA”)	47.2% (56.0% of the voting shares)	47.2% (56.0% of the voting shares)
Production, distribution and marketing of certain Coca-Cola trademark beverages in Mexico, Guatemala, Nicaragua, Costa Rica, Panama, Colombia, Venezuela, Brazil, Argentina and Uruguay. As of December 31, 2024, The Coca-Cola Company (“TCCC”) indirectly owns 27.8% of Coca-Cola FEMSA’s capital stock. In addition, shares representing 25% of Coca-Cola FEMSA’s capital stock are traded on the Bolsa Mexicana de Valores (Mexican Stock Exchange “BMV”) and the New York Stock Exchange, Inc. (“NYSE”) in the form of American Depositary Shares (“ADS”).

Proximity Americas Division (4)	100%	100%	Small-box retail chain format operations in Mexico, Colombia, Peru, Chile, Brazil, and the United States mainly under the trade name “OXXO.”
Proximity Europe Division (2)	100%	100	Small-box retail and foodvenience chain operated by Valora through its portfolio of brands (k kiosk, Brezelkönig, BackWerk, Ditsch, Press & Books, avec, Caffè Spettacolo and ok.–) located in Switzerland, Germany, Austria, Luxembourg and the Netherlands.
Fuel Division	100%	100%	Retail service stations for fuels, motor oils, lubricants and car care products under the trade name “OXXO Gas” with operations in Mexico.
Health Division	100%	100%	Drugstores operations in Chile, Colombia and Ecuador, mainly under the trademark “Cruz Verde”, “Fybeca” and “Sana Sana”; and in Mexico under various brands such as “YZA”,” La Moderna” and “Farmacon.”
Heineken investment (3)	0.9%	0.9%	Heineken N.V. and Heineken Holding N.V. shares, which represented an aggregate of 0.9% economic interest in both entities (“Heineken Group”).
Other businesses (1)	100%	100%	Transport logistics services, and maintenance to subsidiary companies and third parties with operations mainly in Mexico, Brazil and Colombia. Proximity discount grocery business whose value proposition is based on a low-cost model to provide consumers with a selection of national and private label products at the most competitive prices.Tech and innovation business unit focused on building a value added digital and financial ecosystem under the trade name "Spin".

(1)In 2023 the Company finalized the merger of Envoy Solutions, LLC with Brady Plus, retaining an economic interest of 37% in IFS TopCo. See Note 10.
(2)As described in Note 4, on October 7, 2022, the Company acquired 96.87% of ownership in Valora Holding AG. Through that date and until December 31, 2022, the Company continued acquiring ownership of Valora, having 98.15% at the end of the year. As of December 31, 2023, the Company owned 100% of Valora Holding AG.
(3)During 2023, the Company sold its investment in Heineken Group. See Note 10.
(4)During 2024, the Company completed the acquisition of 100% of the retail operation of Delek US Holdings, see Note 4.1.2